Investments in equity method investee (Summary of financial information) (Details) - Automoney [Member] ¥ in Thousands	12 Months Ended
Dec. 31, 2015 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Total current assets	¥ 679
Total assets	679
Total current liabilities	19,596
Total liabilities	¥ 19,596
Revenue
Loss from operations	¥ 40,559